S000031426 [Member] Annual Fund Operating Expenses - Wasatch Emerging India Fund	Sep. 30, 2025
Investor Class shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Component1 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.51%
Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%
Component1 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.39%